Schedule of Stockholders' Equity Note, Warrants or Rights, Activity (Details) (USD $)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 1		$ 2,047,151
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 2		2.87
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 3		(148,749)
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 4		2.64
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 5		(700,000)
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 6		2.25
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 7		1,457,077
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 8		3.07
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 9		2,655,479
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 10		3.16
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 11		(1,552,651)
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 12		3.16
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 13		3,147,313
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 14		0.93
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 15		4,250,141
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 16		1.16
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 1	2,655,479
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 2	3.16
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 3	(1,552,651)
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 4	3.16
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 5	3,147,313
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 6	3.07
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 7	4,250,141
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 8	1.16
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 9	(1,549,628)
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 10	2.56
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 11	$ 2,700,513
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 12	0.75